NET LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
NET LOSS PER SHARE
Schedule of basic and diluted loss per common share

Basic and diluted net loss per share are calculated as follows (in thousands, except per share amounts):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Net loss	$(261,726)	$(117,285)	$(1,009,678)	$(246,868)
Deemed dividend related to the issuance of Series E convertible preferred shares	—	—	(2,167,332)	—
Net loss attributable to common shareholders	$(261,726)	$(117,285)	$(3,177,010)	$(246,868)

Weighted-average shares outstanding — basic and diluted	13,728,639	8,319,168	13,042,653	8,117,746

Net loss per share:
Basic and diluted	$(19.06)	$(14.10)	$(243.59)	$(30.41)

Basic and diluted net loss per share are calculated as follows (in thousands, except per share amounts):

	Year Ended December 31,
	2020	2019
Basic and diluted net loss per share
Numerator:
Net loss	$(719,380)	$(277,357)
Deemed contribution related to repurchase of Series B convertible preferred shares	1,000	—
Deemed contribution related to repurchase of Series C convertible preferred shares	12,784	7,935
Net loss attributable to common shareholders	$(705,596)	$(269,422)
Denominator:
Weighted-average shares outstanding – basic	9,389,540	7,789,421
Effect of dilutive potential common shares from share options, share awards and employee share purchase plan	—	—
Weighted-average shares outstanding – diluted	9,389,540	7,789,421
Net loss per share:
Basic	$(75.15)	$(34.59)
Diluted	$(75.15)	$(34.59)

Schedule of potential common shares not included in the calculation of diluted net loss per share

	As of June 30,
	2021	2020
Convertible preferred shares outstanding	437,182,072	252,486,667
Share options outstanding	26,099,336	22,729,435
Restricted share unit outstanding	15,763,598	—
Convertible preferred share warrant	—	585,022
Total	479,045,006	275,801,124

	As of December 31,
	2020	2019
Convertible preferred shares outstanding	362,011,991	190,084,166
Share options outstanding	26,730,453	26,212,498
Convertible preferred share warrant	585,023	585,023
Total potential convertible securities to common shares	389,327,467	216,881,686